Commitments and Contingencies (Schedule of Outstanding Commitments) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Other Commitment	$ 13,459,000	$ 15,027,000
Commitments to originate loans, expiring in three months or less [Member]
Other Commitment	2,756,000	3,850,000
Commitments under homeowners' equity lending program [Member]
Other Commitment	6,721,000	6,619,000
Commitments under overdraft protection and commercial lines of credit [Member]
Other Commitment	$ 3,982,000	$ 4,558,000